Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The fair value of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2015 and 2014 were as follows:

	March 31, 2015
	Quoted Market Prices	Significant Other
	of Identical Assets (Level 1)	Observable Inputs (Level 2)
Assets
Marketable securities	$3,458	$—

Liabilities
Interest rate swap	$—	$655
Forward contracts	—	5,449

	$—	$6,104

	March 31, 2014
	Quoted Market Prices	Significant Other
	of Identical Assets (Level 1)	Observable Inputs (Level 2)
Assets
Marketable securities	$3,255	$—
Forward contracts	—	679
Cross-currency swaps	—	2,245

	$3,255	$2,924

Liabilities
Interest rate swap	$—	$802
Forward contracts	—	3,213

	$—	$4,015